Share Based Compensation - Schedule of Option Activity (Details) - Share Option Plan [Member] - USD ($)		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Option Activity [Line Items]
Number of share options, Outstanding, Beginning			427,060
Weighted average exercise price, Outstanding, Beginning (in Dollars per share)			$ 3.59
Remaining contractual term in years, Outstanding, Beginning			9 years 3 months 10 days
Aggregate Intrinsic value, Begining
Number of share options, Outstanding, Exercised			(427,060)
Weighted average exercise price, Exercised (in Dollars per share)			$ 1.49
Aggregate Intrinsic value, Exercised (in Dollars)			$ 1,436,963
Number of share options, Outstanding, Ending
Weighted average exercise price, Outstanding, Ending (in Dollars per share)
Remaining contractual term in years, Outstanding, Ending			9 years 3 months 10 days
Aggregate Intrinsic value, Outstanding, Ending (in Dollars)
Number of share options, Exercisable
Weighted average exercise price, Exercisable (in Dollars per share)
Remaining contractual term in years, Exercisable
Aggregate Intrinsic value, Exercisable (in Dollars)
Number of share options, Vested
Weighted average exercise price, Vested (in Dollars per share)